Earnings Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share

Note 17 – Earnings Per Share

The following tables provide a reconciliation of the numerators used in calculating earnings/(loss) per share attributable to common shareholders:

(Dollars in thousands)	2013	2012	2011
Income/(loss) from continuing operations	$40,519	$(16,443)	$134,012
Income/(loss) from discontinued operations, net of tax	548	148	8,618
Net income/(loss)	41,067	(16,295)	142,630
Net income attributable to noncontrolling interest	11,465	11,464	11,434
Net income/(loss) attributable to controlling interest	29,602	(27,759)	131,196
Preferred stock dividends	5,838	-	-
Net income/(loss) available to common shareholders	$23,764	$(27,759)	$131,196

Income/(loss) from continuing operations	$40,519	$(16,443)	$134,012
Net income attributable to noncontrolling interest	11,465	11,464	11,434
Preferred stock dividends	5,838	-	-
Net income/(loss) from continuing operations available to common shareholders	$23,216	$(27,907)	$122,578

The component of Income/(loss) from continuing operations attributable to FHN as the controlling interest holder was $29.1 million, $(27.9) million and $122.6 million during the years ended December 31, 2013, 2012, and 2011, respectively.

The following table provides a reconciliation of weighted average common shares to diluted average common shares:

(Shares in thousands)	2013	2012	2011
Weighted average common shares outstanding - basic	237,972	248,349	260,574
Effect of dilutive securities	1,822	-	2,287
Weighted average common shares outstanding - diluted	239,794	248,349	262,861

The following tables provide a reconciliation of earnings/(loss) per common and diluted share:

Earnings/(loss) per common share:	2013	2012	2011
Income/(loss) per share from continuing operations available to common shareholders	$0.10	$(0.11)	$0.47
Income/(loss) per share from discontinued operations, net of tax	-	-	0.03
Net income/(loss) per share available to common shareholders	$0.10	$(0.11)	$0.50

Diluted earnings/(loss) per common share:
Diluted income/(loss) per share from continuing operations available to common shareholders	$0.10	$(0.11)	$0.47
Diluted income/(loss) per share from discontinued operations, net of tax	-	-	0.03
Diluted income/(loss) per share available to common shareholders	$0.10	$(0.11)	$0.50

For the years ended December 31, 2013 and 2011, the dilutive effect for all potential common shares was 1.8 million and 2.3 million, respectively. Due to the net loss attributable to common shareholders for the year ended December 31, 2012, no potentially dilutive shares were included in the loss per share calculation as including such shares would have been antidilutive. Stock options of 7.9 million, 10.0 million and 10.6 million with weighted average exercise prices of $21.95, $22.07, and $24.91 per share for the years ended December 31, 2013, 2012 and 2011, respectively, were excluded from diluted shares because including such shares would be antidilutive. Other equity awards of 3.5 million and .6 million for the years ended December 31, 2012 and 2011, respectively, were excluded from diluted shares because including such shares would have been antidilutive. The capital purchase program (“CPP”) common stock warrant, which was repurchased in 2011, resulted in .7 million dilutive shares for the year ended December 31, 2011.